Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets
The intangible assets are as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Placement fees	$2,814	$3,764
Customer relationship intangible	2,701	3,215
Contractual development fees	3,809	5,384
Intangible assets	$9,324	$12,363

Disclosure of reconciliation of changes in intangible assets

(in thousands of U.S. dollars)
For the year ended December 31, 2021	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$3,764	$—	$(950)	$—	$2,814
Customer relationship intangible	3,215	—	(514)	—	2,701
Contractual development fees	5,384	—	(1,575)	—	3,809
Intangible assets	$12,363	$—	$(3,039)	$—	$9,324

(in thousands of U.S. dollars)
For the year ended December 31, 2020	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$4,747	$—	$(984)	$1	$3,764
Customer relationship intangible	3,731	—	(516)	—	3,215
Contractual development fees	7,918	—	(2,534)	—	5,384
Intangible assets	$16,396	$—	$(4,034)	$1	$12,363